Incentive Award Plan and Employee Benefit Plan	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Incentive Award Plan and Employee Benefit Plan
Incentive Award Plan and Employee Benefit Plan
Amended Incentive Award Plan
Under the Amended Incentive Award Plan, the Company may grant equity incentive awards to eligible employees, directors and other service providers. Awards under the Amended Incentive Award Plan may be in the form of stock options, restricted stock, dividend equivalents, restricted stock units, stock appreciation rights, performance awards, stock payment awards, performance share awards, LTIP units and other incentive awards. If an award under the Amended Incentive Award Plan is forfeited, expires or is settled for cash, any shares subject to such award may, to the extent of such forfeiture, expiration or cash settlement, be used again for new grants under the Amended Incentive Award Plan. As of December 31, 2017, 4.1 million shares remained available for award under the Amended Incentive Award Plan.
During the years ended December 31, 2017, 2016 and 2015, portions of awards of restricted common stock granted to certain of the Company’s officers and other employees vested. The vesting of these shares, granted pursuant to the Amended Incentive Award Plan, resulted in federal and state income tax liabilities for the recipients. As permitted by the terms of the Amended Incentive Award Plan and the award grants, certain executive officers and employees elected to surrender 0.4 million, 0.1 million and 0.4 million shares of common stock, respectively, valued at $3.5 million, $0.8 million and $4.3 million, respectively, solely to pay the associated minimum statutory tax withholdings during the years ended December 31, 2017, 2016 and 2015. Common shares repurchased are considered retired under Maryland law and the cost of the stock repurchased is recorded as a reduction to common stock and accumulated deficit on the consolidated balance sheets.
Restricted Shares of Common Stock
During the year ended December 31, 2017, the Company granted 1.1 million restricted shares under the Amended Incentive Award Plan to certain executive officers, employees and members of the Board of Directors. The fair value of the restricted stock grants was determined based on the Company's closing stock price on the date of grant. The Company recorded $9.9 million in deferred compensation associated with these grants, which will be recognized in expense over the requisite service period, generally which is three years, with a remaining weighted average recognition period of 1.9 years.
The following table summarizes restricted share activity under the Amended Incentive Award Plan:

	2017		2016		2015
	Number of Shares	Weighted Average Price (1) (per share)	Number of Shares	Weighted Average Price (1) (per share)	Number of Shares	Weighted Average Price (1) (per share)
Outstanding non-vested shares, beginning of year	1,034,615	$12.55	771,003	$11.29	1,299,807	$9.12
Shares granted	1,103,563	9.23	948,793	12.58	495,688	11.87
Shares vested	(657,671)	11.30	(562,581)	11.10	(1,005,088)	8.77
Shares forfeited	(45,804)	11.66	(122,600)	11.56	(19,404)	11.53
Outstanding non-vested shares, end of year	1,434,703	$10.60	1,034,615	$12.55	771,003	$11.29

(1) Based on grant date fair values.
The Company adopted ASU 2016-09, Improvements to Employee Share-Based Payment Accounting, effective January 1, 2017 and made an accounting policy election to recognize stock-based compensation forfeitures as they occur, whereas previously stock-based compensation forfeitures were estimated and recognized based on historical forfeiture rates.
Performance Share Awards
Since August 2013, performance share awards have been granted to executive officers upon approval from the Board of Directors or committee thereof. These awards are granted at a target number of units and represent shares that are potentially issuable in the future. The performance share awards vest based on the Company’s stock price and dividend performance, TSR, at the end of, generally, three-year periods relative to a group of industry peers. Potential shares of the Corporation's common stock that each participant is eligible to receive is based on the initial target number of shares granted multiplied by a percentage range between 0% and 250%. Grant date fair value of the performance share awards was calculated using the Monte Carlo simulation model, which incorporated stock price correlation, projected dividend yields and other variables over the time horizons matching the performance periods. Stock-based compensation expense associated with unvested performance share awards is recognized on a straight-line basis over the minimum required service period, with a remaining weighted average recognition period of 2.2 years as of December 31, 2017.
In addition, final shares issued under each performance share award entitle its holder to a cash payment equal to the aggregate declared dividends with record dates during the performance period, beginning on the grant date and ending the day before the awards are released. The projected shares to be awarded are not considered issued under the Amended Incentive Award Plan until the performance period has ended and the actual number of shares to be released is determined. The performance shares and dividend rights are subject to forfeiture in the event of a non-qualifying termination of a participant prior to the performance period end date.
The following table summarizes performance share award activity under the Amended Incentive Award Plan:

	2017		2016		2015
	Number of Target Shares	Weighted Average Fair Value (per share)	Number of Target Shares	Weighted Average Fair Value (per share)	Number of Target Shares	Weighted Average Fair Value (per share)
Outstanding non-vested awards, beginning of year	494,300	$15.56	472,725	$14.28	610,797	$13.49
Grants at target (1)	858,226	11.88	400,800	16.06	279,199	14.78
Earned (below) above performance target (2)	—	—	(42,640)	13.56	387,027	13.45
Vested (3)	(466,667)	14.48	(215,438)	14.36	(804,298)	13.46
Forfeited	(42,373)	14.78	(121,147)	15.05	—	—
Outstanding non-vested awards, end of year	843,486	$12.45	494,300	$15.56	472,725	$14.28
(1) The performance period for the 2017 performance awards began January 1, 2017 and continues through December 31, 2019, the performance period for the 2016 performance awards began January 1, 2016 and continues through December 31, 2018 and the performance period for the 2015 performance awards began January 1, 2015 and continues through December 31, 2017.
(2) Represents shares that were earned below or in excess of target for the grants whose performance periods ended on December 31, 2017, 2016 and 2015.
(3) The number of shares that vested in 2017, 2016 and 2015 includes 466,667, 155,782, and 134,932 shares, respectively, released at target in connection with qualifying terminations. Dividend rights of $0.5 million, $0.2 million and $1.1 million associated with all shares released were paid in cash during 2017, 2016 and 2015, respectively.
Approximately $0.8 million and $0.5 million in dividend rights have been accrued as of December 31, 2017 and 2016, respectively. For outstanding non-vested awards at December 31, 2017, 1 million shares would have been released based on the Corporation's TSR relative to the specified peer groups through that date.
Stock-based Compensation Expense
For the years ended December 31, 2017, 2016 and 2015, the Company recognized $16.6 million, $9.6 million and $13.3 million, respectively, in stock-based compensation expense, which is included in general and administrative expenses in the accompanying consolidated statements of operations.
As of December 31, 2017, the remaining unamortized stock-based compensation expense totaled $17.7 million, including $10.0 million related to restricted stock awards and $7.7 million related to performance share awards, which is recognized as the greater of the amount amortized on a straight-line basis over the service period of each applicable award or the amount vested over the vesting periods.
401(k) Plan
The Company has a 401(k) Plan, which is available to full-time employees who have completed at least three months of service with the Company. Currently, the Company provides a matching contribution in cash, up to a maximum of 4% of compensation, which vests immediately.